OTHER RECEIVABLES AND DEPOSITS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Other Receivables And Deposits Details
Other receivables	$ 10,052	$ 9,431
Deposits	38,305	35,942
Total	$ 48,357	$ 45,373